Note 22 - Financial liabilities at amortized cost- Amortization Preferred securities by issuer (Details) - Preferred Stock Member [Member] - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BBVA International Preferred S A U [Member]
Preferred Securities Amortised Line Items
Amount Amortised	[1]	€ 37,000,000	€ 35,000,000	€ 36,000,000
Unnim Group [Member]
Preferred Securities Amortised Line Items
Amount Amortised	[2]	83,000,000	98,000,000	98,000,000
BBVA USA [Member]
Preferred Securities Amortised Line Items
Amount Amortised		19,000,000	19,000,000	19,000,000
BBVA Colombia S A[Member]
Preferred Securities Amortised Line Items
Amount Amortised		20,000,000	19,000,000	1,000,000
Other [Member]
Preferred Securities Amortised Line Items
Amount Amortised		0	9,000,000	9,000,000
Total Member
Preferred Securities Amortised Line Items
Amount Amortised		€ 159,000,000	€ 181,000,000	€ 163,000,000

[1]	(1) Listed on the London stock exchange.
[2]	(2) Unnim Group: Issuances prior to the acquisition by BBVA.